Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, generally applicable as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	7-18

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2024	235.4	344.1	389.5	969.0
Additions	46.2	49.3	192.4	287.9
Disposals	(0.3)	(4.7)	—	(5.0)
Reclassifications	86.6	36.3	(122.9)	—
Currency differences	1.5	2.7	1.6	5.8
As of December 31, 2024	369.4	427.7	460.6	1,257.7
Additions	32.4	25.5	131.3	189.2
Disposals	(0.1)	(9.5)	(0.6)	(10.2)
Reclassifications	143.4	38.5	(181.9)	—
Currency differences	(8.7)	(8.3)	(15.9)	(32.9)
Additions from business combinations	50.0	17.6	85.0	152.6
As of December 31, 2025	586.4	491.5	478.5	1,556.4

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2024	36.2	175.6	—	211.8
Depreciation	12.3	38.3	4.3	54.9
Impairment	26.0	32.1	—	58.1
Disposals	(0.1)	(4.0)	—	(4.1)
Currency differences	0.4	1.0	0.3	1.7
As of December 31, 2024	74.8	243.0	4.6	322.4
Depreciation	23.8	50.3	—	74.1
Impairment	79.2	12.2	3.1	94.5
Disposals	—	(8.3)	—	(8.3)
Reversal of Impairment	—	(0.5)	—	(0.5)
Currency differences	(2.4)	(3.7)	(0.6)	(6.7)
As of December 31, 2025	175.4	293.0	7.1	475.5

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2024	294.6	184.7	456.0	935.3
As of December 31, 2025	411.0	198.5	471.4	1,080.9